Reportable Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Total long-lived assets		$ 328,727	$ 419,307
MENA [Member]
Total long-lived assets		319,552	409,139
Rest of World [Member]
Total long-lived assets		9,175	10,168
Successor [Member]
Revenue from operations, Total		348,590	658,385
Successor [Member] | MENA [Member]
Revenue from operations, Total		345,047	647,434
Successor [Member] | Rest of World [Member]
Revenue from operations, Total		$ 3,543	$ 10,951
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	$ 137,027			$ 271,324
Predecessor [Member] | MENA [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	134,479			267,366
Predecessor [Member] | Rest of World [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	$ 2,548			$ 3,958